Assets Held for Sale or Exchange and Liabilities Related to Assets Held for Sale or Exchange - Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale or exchange	€ 34	€ 6,421	€ 5,752
Liabilities related to assets held for sale or exchange		1,195	983
Animal Health Business [Member]
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale or exchange		6,376	5,626
Liabilities related to assets held for sale or exchange		1,165	983
Other discontinued operations [Member]
Assets and Liabilities Held for Sale [Line Items]
Assets held for sale or exchange	€ 34	45	€ 126
Liabilities related to assets held for sale or exchange		€ 30